Other reserves (Tables)	6 Months Ended
Jun. 30, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Other Reserves Attributable to Royal Dutch Shell Plc Shareholders
OTHER RESERVES

$ million	Merger reserve	Share premium reserve	Capital redemption reserve	Share plan reserve	Accumulated other comprehensive income	Total
At January 1, 2025	37,298	154	270	1,417	(19,373)	19,766
Other comprehensive income/(loss) attributable to Shell plc shareholders	—	—	—	—	6,159	6,159
Transfer from other comprehensive income	—	—	—	—	18	18
Repurchases of shares	—	—	17	—	—	17
Share-based compensation	—	—	—	(486)	—	(486)
At June 30, 2025	37,298	154	287	930	(13,196)	25,473
At January 1, 2024	37,298	154	236	1,308	(17,851)	21,145
Other comprehensive income/(loss) attributable to Shell plc shareholders	—	—	—	—	(494)	(494)
Transfer from other comprehensive income	—	—	—	—	170	170
Repurchases of shares	—	—	17	—	—	17
Share-based compensation	—	—	—	(213)	—	(213)
At June 30, 2024	37,298	154	253	1,095	(18,175)	20,625